SUBSEQUENT EVENTS (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Sep. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
SUBSEQUENT EVENTS
Cash dividends declared per share		¥ 10	¥ 3	¥ 2
Total payout		¥ 136,419	¥ 40,926	¥ 24,998
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Cash dividends declared per share	¥ 10
Total payout	¥ 136,419